Interim Condensed Consolidated Statements of Income - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
OPERATIONS
Sales	$ 876,457	$ 847,706
Cost of sales	722,925	690,143
GROSS MARGIN	153,532	157,563			$ 636,896	$ 690,862
EXPENSES
Administrative	55,682	48,631
Selling and marketing	50,543	58,076
Other operating expenses	27,818	34,976
	134,043	141,683
Operating profit before the following	19,489	15,880
Finance costs	(16,340)	(11,990)
Change in fair value of derivative instruments and other	(36,556)	110,617
Other income (loss)	(55)	1,599
Profit (loss) before income taxes	(33,462)	116,106	$ (33,462)	$ 116,106
Provision for income taxes	7,961	6,797
PROFIT (LOSS) FOR THE PERIOD	(41,423)	109,309			367,842	97,522
Attributable to:
Shareholders of Just Energy	(41,377)	103,858
Non-controlling interest	(46)	5,451
PROFIT (LOSS) FOR THE PERIOD	$ (41,423)	$ 109,309			$ 367,842	$ 97,522
Earnings (loss) per share available to shareholders
Basic (in CAD per share)	$ (0.29)	$ 0.69
Diluted (in CAD per share)	$ (0.29)	$ 0.52